Note 16 - Fair Value Disclosures - Fair Value of Financial Instruments (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reported Value Measurement [Member]
Cash and cash equivalents	$ 1,544	$ 3,757	$ 3,193
Other receivables	426,164	424,110	418,905
Note receivable - related party	44,859	44,859	44,859
Ukraine, LLC - related party	1,065,328	1,065,328	875,328
Loans payable	10,096,386	10,121,411	10,107,205
Loans payable – related parties	1,359,439	1,362,600	1,360,806
Patent acquisition liability	720,000	720,000	1,010,000
Convertible notes payable	6,330,519	6,224,325	5,143,647
Convertible notes payable – related parties	2,558,681	2,558,681	2,538,681
Estimate of Fair Value Measurement [Member]
Cash and cash equivalents	1,544	3,757	3,193
Other receivables	426,164	424,110	418,905
Note receivable - related party	44,859	44,859	44,859
Ukraine, LLC - related party	1,065,328	1,065,328	875,328
Loans payable	10,096,386	10,121,411	10,107,205
Loans payable – related parties
Patent acquisition liability	720,000	720,000	1,010,000
Convertible notes payable	7,090,083	6,918,486	5,534,810
Convertible notes payable – related parties
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents
Other receivables
Note receivable - related party
Ukraine, LLC - related party
Loans payable
Loans payable – related parties
Patent acquisition liability
Convertible notes payable
Convertible notes payable – related parties
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Cash and cash equivalents	1,544	3,757	3,193
Other receivables
Note receivable - related party
Ukraine, LLC - related party
Loans payable
Loans payable – related parties
Patent acquisition liability
Convertible notes payable
Convertible notes payable – related parties
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Cash and cash equivalents
Other receivables	426,164	424,110	418,905
Note receivable - related party	44,859	44,859	44,859
Ukraine, LLC - related party	1,065,328	1,065,328	875,328
Loans payable	10,096,386	10,121,411	10,107,205
Loans payable – related parties
Patent acquisition liability	720,000	720,000	1,010,000
Convertible notes payable	7,090,083	6,918,486	5,534,810
Convertible notes payable – related parties